Cover	Jan. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2021
Entity Registrant Name	AGAPE ATP CORPORATION
Entity Central Index Key	0001713210
Entity Tax Identification Number	36-4838886
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Tower 2
Entity Address, Address Line Two	Faber Towers
Entity Address, Address Line Three	Jalan Desa Bahagia
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	58100
City Area Code	+(60)
Local Phone Number	192230099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	AATP
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false